Interest and Finance Costs, net (Tables)	12 Months Ended
Dec. 31, 2013
Interest and Finance Costs, net [Abstract]
Interest and finance costs, net

	2013	2012	2011
Interest expense	41,741	49,701	51,720
Less: Interest capitalized	(1,945)	(1,758)	(2,532)

Interest expense, net	39,796	47,943	49,188
Interest swap cash settlements non-hedging	5,012	8,043	8,977
Bunkers swap cash settlements	(151)	(2,433)	(6,382)
Amortization of loan fees	1,101	946	995
Bank charges	379	243	277
Amortization of deferred loss on termination of financial instruments	877	2,173	2,020
Change in fair value of non-hedging financial instruments	(6,097)	(5,339)	(1,504)

Net total	40,917	51,576	53,571